SIGNIFICANT ACCOUNTING POLICIES - Deferred Customer Acquisition Costs (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
SIGNIFICANT ACCOUNTING POLICIES
Capitalized Contract Cost, Amortization Period	1 year 9 months	2 years 4 months 6 days
Opening balance	$ 8,976	$ 5,057	$ 285
Additions to deferred customer acquisition costs	2,628	10,119	6,981
Amortization of deferred customer acquisition costs	(2,089)	(6,200)	(2,209)
Ending balance	$ 9,515	$ 8,976	$ 5,057